Related Party Balances and Transactions - Amount due to related parties, non-current (Details) - Related party ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party Balances and Transactions
Amount due to related parties, non-current	¥ 604,178	$ 86,396	¥ 329,492
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiaries
Related Party Balances and Transactions
Amount due to related parties, non-current	351,014		78,460
Mclaren Group Holdings Ltd. and its subsidiaries
Related Party Balances and Transactions
Amount due to related parties, non-current	182,074		¥ 251,032
Zhong'an Energy (Anhui) Co., Ltd.
Related Party Balances and Transactions
Amount due to related parties, non-current	¥ 71,090